DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details - Net effect of derivatives) - Cost of Sales [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Derivative loss effect on income	$ (27)		$ (55)
Derivative gain effect on income		$ 831